Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands		Common Stock	Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Unearned ESOP Shares	Total
Balance at Dec. 31, 2016		$ 19	$ 16,352	$ 15,839	$ (85)	$ (350)	$ 31,775
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income				211			211
Other comprehensive loss, net					(53)		(53)
Reclassification of effect of tax rate change on other comprehensive income	[1]			27	(27)
ESOP shares committed to be released			18			34	52
Stock based compensation		1	132				133
Effect of stock repurchase plan		(1)	(1,061)				(1,062)
Balance at Dec. 31, 2017		19	15,441	16,077	(165)	(316)	31,056
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income				135			135
Other comprehensive loss, net					(18)		(18)
ESOP shares committed to be released			37			35	72
Stock based compensation			310				310
Effect of stock repurchase plan			(42)				(42)
Balance at Dec. 31, 2018		$ 19	$ 15,746	$ 16,212	$ (183)	$ (281)	$ 31,513

[1]	Reclassification adjustment from accumulated other comprehensive loss to retained earnings for stranded tax effects resulting from the newly enacted Federal corporate income tax rate of 21% in accordance with the early adoption of ASU 2018-02.